Inventories - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Educational content	R$ 75,778	R$ 30,167
Educational content in progress	71,314	37,276
Consumables and supplies	2,128	1,198
Inventories held by third parties	9,362	5,435
Inventories	R$ 158,582	R$ 74,076